                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854 x222

Signature, Place, and Date of Signing:


        /s/ Blake Murphy             Toronto, Ontario    February 9, 2009
--------------------------------   -------------------   ----------------
          [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:             108
Form 13F Information Table Value Total:   $2,691,158.18(thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
1     28-_____               Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
--------               ------------------ --------- ------------ ------------------- ---------- -------- ---------------------------
                                                        VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
--------------         ------------------ --------- ------------ ---------- --- ---- ---------- -------- ---------- ------ ---------
3M COMPANY             COMMON             88579Y101    27,256.70    473,700          DEFINED                                 473,700
3M COMPANY             COMMON             88579Y101    54,424.21    945,850          SOLE                   751,250          194,600
AMERICAN EXPRESS CO    COMMON             025816109     2,354.00    126,900          DEFINED                                 126,900
AMERICAN EXPRESS CO    COMMON             025816109     3,064.46    165,200          SOLE                   132,000           33,200
AMERICAN INTERNATIONAL
   GROUP INC           COMMON             026874107       169.27    107,810          SOLE                   107,410              400
AMERICAN INTERNATIONAL
   GROUP INC           COMMON             026874107       960.60    611,850          DEFINED                                 611,850
APACHE CORP            COMMON             037411105    21,595.44    289,755          DEFINED                                 289,755
APACHE CORP            COMMON             037411105    38,051.29    510,550          SOLE                   420,400           90,150
BEMIS INC              COMMON             081437105    16,793.86    709,200          DEFINED                                 709,200
BEMIS INC              COMMON             081437105    35,432.38  1,496,300          SOLE                 1,170,600          325,700
BERKSHIRE HATHAWAY-
   CLASS B             CLASS B            084670207    37,960.55     11,811          DEFINED                                  11,811
BERKSHIRE HATHAWAY-
   CLASS B             CLASS B            084670207    92,094.89     28,654          SOLE                    22,773            5,881
BORG WARNER AUTOMOTIVE
   INC                 COMMON             099724106       338.48     15,500          SOLE                    15,000              500
BORG WARNER AUTOMOTIVE
   INC                 COMMON             099724106     1,404.17     64,500          DEFINED                                  64,500
BRISTOL MYERS SQUIBB   COMMON             110122108    24,855.41  1,069,050          DEFINED                               1,069,050
BRISTOL MYERS SQUIBB   COMMON             110122108    47,260.28  2,032,700          SOLE                 1,615,600          417,100
BROWN FORMAN CORP      CLASS B            115637209     3,367.45     65,400          DEFINED                                  65,400
BROWN FORMAN CORP      CLASS B            115637209       538.07     10,450          SOLE                    10,450               --
CARNIVAL CORP          COMMON             143658300    23,981.34    986,075          DEFINED                                 986,075
CARNIVAL CORP          COMMON             143658300    51,080.12  2,100,334          SOLE                 1,653,428          446,906
CEMEX S A B            ADR(10 ORD SHRS)   151290889   107,467.54 11,757,937          SOLE                10,801,252          956,685
COCA-COLA CO           COMMON             191216100     3,481.26     76,900          DEFINED                                  76,900
COCA-COLA CO           COMMON             191216100       556.82     12,300          SOLE                    12,300               --
COLUMBIA SPORTSWEAR    COMMON             198516106     5,726.40    161,900          DEFINED                                 161,900
COLUMBIA SPORTSWEAR    COMMON             198516106    14,071.35    397,833          SOLE                   313,436           84,397
CRANE CO               COMMON             224399105    18,259.75  1,059,150          DEFINED                               1,059,150
CRANE CO               COMMON             224399105    36,510.87  2,117,800          SOLE                 1,677,190          440,610
EAGLE MATERIALS        COMMON             26969P108     5,968.52    324,200          DEFINED                                 324,200
EAGLE MATERIALS        COMMON             26969P108     7,739.56    420,400          SOLE                   335,500           84,900
EMERSON ELEC CO        COMMON             291011104    11,953.17    326,500          DEFINED                                 326,500
EMERSON ELEC CO        COMMON             291011104    19,355.71    528,700          SOLE                   421,600          107,100
FORTUNE BRANDS INC     COMMON             349631101     6,769.92    164,000          DEFINED                                 164,000
FORTUNE BRANDS INC     COMMON             349631101     1,151.71     27,900          SOLE                    27,900               --
GANNETT INC            COMMON             364730101     8,474.40  1,059,300          DEFINED                               1,059,300
GANNETT INC            COMMON             364730101    14,821.28  1,852,660          SOLE                 1,447,870          404,790
GRANITE CONSTR INC     COMMON             387328107     6,778.40    154,300          DEFINED                                 154,300
GRANITE CONSTR INC     COMMON             387328107    15,762.08    358,800          SOLE                   277,200           81,600
HARLEY DAVIDSON INC    COMMON             412822108    12,438.16    732,950          DEFINED                                 732,950
HARLEY DAVIDSON INC    COMMON             412822108    23,778.36  1,401,200          SOLE                 1,095,300          305,900
HEARTLAND EXPRESS IN   COMMON             422347104    14,801.79    939,200          DEFINED                                 939,200
HEARTLAND EXPRESS IN   COMMON             422347104     2,158.25    136,945          SOLE                   136,945               --
HOME DEPOT INC         COMMON             437076102    21,726.28    943,800          DEFINED                                 943,800
HOME DEPOT INC         COMMON             437076102    43,674.74  1,897,200          SOLE                 1,500,300          396,900
HUBBELL INC            CLASS B            443510201     9,763.80    298,770          DEFINED                                 298,770
HUBBELL INC            CLASS B            443510201    23,885.81    730,900          SOLE                   543,400          187,500
INTEL CORP             COMMON             458140100    21,273.35  1,451,115          DEFINED                               1,451,115
INTEL CORP             COMMON             458140100    40,803.38  2,783,220          SOLE                 2,184,670          598,550
JOHNSON & JOHNSON      COMMON             478160104    36,511.56    610,255          DEFINED                                 610,255
JOHNSON & JOHNSON      COMMON             478160104    83,588.49  1,397,100          SOLE                 1,073,500          323,600
JPMORGAN CHASE & CO    COMMON             46625H100     5,885.07    186,650          DEFINED                                 186,650
JPMORGAN CHASE & CO    COMMON             46625H100    13,775.46    436,900          SOLE                   345,000           91,900
LEGGETT & PLATT INC    COMMON             524660107     1,629.89    107,300          DEFINED                                 107,300
LEGGETT & PLATT INC    COMMON             524660107     4,520.54    297,600          SOLE                   207,000           90,600
LENNAR CORP            CLASS B            526057302     2,290.70    354,050          DEFINED                                 354,050
LENNAR CORP            CLASS B            526057302     1,972.85    304,922          SOLE                   255,651           49,271
LIZ CLAIBORNE INC      COMMON             539320101       921.70    354,500          DEFINED                                 354,500
LIZ CLAIBORNE INC      COMMON             539320101     1,160.90    446,500          SOLE                   352,200           94,300
MARKEL CORP            COMMON             570535104    35,955.05    120,251          DEFINED                                 120,251
MARKEL CORP            COMMON             570535104    85,305.00    285,301          SOLE                   226,751           58,550
MDU RES GROUP INC      COMMON             552690109     5,574.11    258,300          DEFINED                                 258,300
MDU RES GROUP INC      COMMON             552690109       841.62     39,000          SOLE                    39,000               --
MERCK & CO INC         COMMON             589331107    30,543.64  1,004,725          DEFINED                               1,004,725
MERCK & CO INC         COMMON             589331107    52,864.08  1,738,950          SOLE                 1,388,650          350,300
MICROSOFT CORP         COMMON             594918104    13,730.51    706,302          DEFINED                                 706,302
MICROSOFT CORP         COMMON             594918104    31,192.36  1,604,500          SOLE                 1,297,000          307,500
MOLEX INC              CLASS A            608554200     7,018.25    541,950          DEFINED                                 541,950
MOLEX INC              CLASS A            608554200    12,176.66    940,283          SOLE                   754,583          185,700
NABORS INDS LTD        COMMON             G6359F103    10,948.96    914,700          DEFINED                                 914,700
NABORS INDS LTD        COMMON             G6359F103    19,653.54  1,641,900          SOLE                 1,311,000          330,900
PETROLEO BRASILEIRO    ADR(2 ORD SHRS)    71654V408    99,517.51  4,063,578          SOLE                 3,732,278          331,300
PFIZER INC             COMMON             717081103    41,814.73  2,361,080          DEFINED                               2,361,080
PFIZER INC             COMMON             717081103    81,936.13  4,626,546          SOLE                 3,665,309          961,237
POSCO                  ADR(0.25 ORD SHRS) 693483109    58,972.52    783,688          SOLE                   732,288           51,400
REGAL BELOIT CORP      COMMON             758750103     1,827.32     48,100          DEFINED                                  48,100
REGAL BELOIT CORP      COMMON             758750103       269.73      7,100          SOLE                     7,100               --
ROCKWELL COLLINS INC   COMMON             774341101     3,412.56     87,300          DEFINED                                  87,300
ROCKWELL COLLINS INC   COMMON             774341101       558.99     14,300          SOLE                    14,300               --
RYANAIR HLDGS          SP ADR (5 ORD)     783513104    76,637.58  2,635,405          SOLE                 2,461,305          174,100
SAMSUNG ELECTRS LTD    GDR 144A (0.5 ORD) 796050888   147,535.08    824,071          SOLE                   762,131           61,940
SANDERSON FARMS        COMMON             800013104     3,618.43    104,700          DEFINED                                 104,700
SANDERSON FARMS        COMMON             800013104     9,333.83    270,076          SOLE                   197,476           72,600
SIMPSON MANUFACTURIN   COMMON             829073105     4,463.81    160,800          DEFINED                                 160,800
SIMPSON MANUFACTURIN   COMMON             829073105       788.38     28,400          SOLE                    28,200              200
SK TELECOM CO LTD      ADR(1/9 ORD)       78440P108   177,518.41  9,764,489          SOLE                 9,086,289          678,200
STANDEX INTL CORP      COMMON             854231107     2,400.01    120,968          DEFINED                                 120,968
STANDEX INTL CORP      COMMON             854231107       363.73     18,333          SOLE                    18,333               --
STMICROELECTRONICS     ADR (1 ORD SHARE)  861012102    41,727.60  6,274,827          SOLE                 5,801,717          473,110
TELEFONOS DE MEXICO    SP ADR (20 SER L)  879403780   173,541.46  8,287,558          SOLE                 7,715,658          571,900
TELLABS INC            COMMON             879664100    13,948.47  3,385,550          DEFINED                               3,385,550
TELLABS INC            COMMON             879664100    24,106.06  5,850,950          SOLE                 4,681,852        1,169,098
TIDEWATER INC          COMMON             886423102    11,803.14    293,100          DEFINED                                 293,100
TIDEWATER INC          COMMON             886423102    23,340.49    579,600          SOLE                   462,900          116,700
TIFFANY & CO           COMMON             886547108     2,471.70    104,600          DEFINED                                 104,600
TIFFANY & CO           COMMON             886547108       361.54     15,300          SOLE                    15,300               --
TIMBERLAND CO          CLASS A            887100105     6,084.54    526,800          DEFINED                                 526,800
TIMBERLAND CO          CLASS A            887100105    16,687.58  1,444,812          SOLE                 1,130,912          313,900
UNITED TECHNOLOGIES    COMMON             913017109     7,471.84    139,400          DEFINED                                 139,400
UNITED TECHNOLOGIES    COMMON             913017109    16,455.20    307,000          SOLE                   239,100           67,900
V F CORP               COMMON             918204108     5,414.01     98,850          DEFINED                                  98,850
V F CORP               COMMON             918204108    20,878.32    381,200          SOLE                   296,000           85,200
WALGREEN CO            COMMON             931422109     9,522.62    386,000          DEFINED                                 386,000
WALGREEN CO            COMMON             931422109    17,441.69    707,000          SOLE                   563,700          143,300
WALT DISNEY CO         COMMON             254687106    11,101.08    489,250          DEFINED                                 489,250
WALT DISNEY CO         COMMON             254687106    26,017.49  1,149,450          SOLE                   918,650          230,800
WASHINGTON FED INC     COMMON             938824109    17,987.90  1,202,400          DEFINED                               1,202,400
WASHINGTON FED INC     COMMON             938824109    35,823.59  2,397,725          SOLE                 1,887,545          510,180
WELLS FARGO & CO       COMMON             949746101    14,693.19    498,412          DEFINED                                 498,412
WELLS FARGO & CO       COMMON             949746101    43,113.32  1,462,460          SOLE                 1,145,860          316,600
                                                    ------------ ----------
                                                    2,691,158.18